Capital structure and financial items - Change in working capital - Change in working capital (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Inventories	kr (9,038)	kr (7,423)	kr (4,767)
Trade receivables	(7,179)	(14,210)	(9,917)
Other receivables and prepayments	(4,544)	(2,063)	(968)
Trade payables	3,240	10,019	6,717
Other liabilities	9,288	5,099	4,006
Adjustment for payables related to non-current assets	(3,520)	(2,432)	(1,567)
Adjustment related to acquisition of businesses	1,134	0	(143)
Other non-current receivables and prepayments	(2,586)	(1,224)	61
Other non-current liabilities	(166)	89	(260)
Change in working capital including exchange rate adjustments	(13,371)	(12,145)	(6,838)
Exchange rate adjustments	1,376	(1,235)	1,303
Cash flow change in working capital	kr (11,995)	kr (13,380)	kr (5,535)